Other Current and Long-term Liabilities	6 Months Ended
Jun. 30, 2024
Other Current and Long-term Liabilities [Abstract]
Other current and long-term liabilities
6.
Other current and long-term liabilities

	June 30, 2024 $	December 31, 2023 $
Other current liabilities
Ordinary shares payable (6.1)	10,236,655	8,223,928
Share-based payment liability (6.2)	1,383,298	1,311,028

6.1.
On May 25, 2023, the Company offered to all existing investors and employees of the Company an advanced subscription agreement for ordinary shares of the Company at a discount from the pre-close equity value of the Company per share (“the Rights Issue”) in connection with its business combination with Armada Acquisition Corp I (refer to note 5.3). The Company expects prior to the close of the business combination to complete a reorganization under the Demerger, such that the existing shares transferred from Rezolve Limited to Rezolve AI Limited would result in a transfer of shares of approximately 6.13 ordinary shares of Rezolve Limited for one share of Rezolve AI Limited. In connection with the funding received through advanced subscription agreements as of June 30, 2023, the number of ordinary shares to be issued as part of the Rights Issue post re-organization is fixed at 1,115,217 and will not fluctuate with the Company’s pre-close equity value of the Company or that of Armada Acquisition Corp I. The Company may received additional funding under advanced subscription agreements which would increase the number of Ordinary shares to issue post-reorganization.
6.2.
On October 7th, 2021, the Group acquired Jaymax International Service Inc. (“Jaymax”) (later renamed to “Rezolve Taiwan Limited”). As part of the acquisition of Jaymax, the Company agreed to issue $1,400,000 in Rezolve common stock to Jaymax’s former owner for completion of a 3-year noncompete period which began on the October 7th, 2021. The share-based payment is to be settled by a fixed dollar amount of shares and therefore represents a liability in accordance with ASC 480. The liability was been measured at fair value using a discounted cash-flow model using the Company’s cost of capital of 10.8%.